Note 4 - Investment in GRC (Details Textual) $ / shares in Units, shares in Millions			12 Months Ended
	Nov. 05, 2021 CAD ($)	Mar. 11, 2021 CAD ($) $ / shares shares	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2021 $ / shares shares	Mar. 11, 2021 $ / shares shares	Mar. 02, 2020 $ / shares	Dec. 02, 2019 $ / shares
Statement Line Items [Line Items]
Share price (in CAD per share) | $ / shares							$ 1.44	$ 1.14
Reclassification adjustments on exchange differences on translation, net of tax			$ (857,238)	$ (0)
Share of other comprehensive income (loss) from investments, before tax			9,257,320	$ 0
GRC [member]
Statement Line Items [Line Items]
Share price (in CAD per share) | (per share)		$ 5.92				$ 4.72
Gold Royalty Corp [member]
Statement Line Items [Line Items]
Gain (loss) on fair value remeasurement of investment	$ 5,451,903	$ 118,200,828
Non-controlling investment, number of shares (in shares) | shares		20			20	20
Share price (in CAD per share) | $ / shares					$ 5.09
Gain (loss) on ownership dilution			5,169,003
Investment in associate, amount derecognized	114,523,759
Gain (loss) on loss of influence over investment	6,309,141
Reclassification adjustments on exchange differences on translation, net of tax	(857,238)
Share of other comprehensive income (loss) from investments, before tax			$ 9,257,320
Gold Royalty Corp [member] | Entity [member]
Statement Line Items [Line Items]
Investment in equity securities, fair value	$ 120,832,900